SCHEDULE OF TRADE AND OTHER PAYABLES (Details) - SGD ($)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2019
Trade And Other Payables
Trade payable	$ 14,628	$ 46,249
Amount due to a director	1,265	1,265
Sundry payables	158,995	18,038	$ 250,000
Accrued expenses	235,910	144,701
Deferred grant income	5,600	8,480
Total	$ 416,398	$ 218,733